Personnel expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Personnel Expenses [Line Items]
Salaries and variable compensation		$ 2,696	$ 2,561	$ 2,523	$ 5,258	$ 4,943
Financial advisor compensation	[1]	941	1,094	1,005	2,035	1,965
Contractors		91	84	96	176	192
Social security		228	211	195	439	408
Pension and other post-employment benefit plans		202	236	194	438	418
Other personnel expenses		123	135	140	258	269
Total personnel expenses		$ 4,283	$ 4,321	$ 4,153	$ 8,604	$ 8,196

[1]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.